Shareholders' Equity - Schedule of Share-Based Compensation (Details) - $ / shares		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Schedule Of Share Based Compensation [Abstract]
Number of restricted share unit outstanding, Beginning Balance (in Shares)		299,922	[1]
Weighted average grant date fair value, Beginning Balance		$ 11.67	[1]
Aggregate intrinsic value, Beginning Balance	[2]	$ 2,900,246	[1]
Number of restricted share unit outstanding, Granted (in Shares)
Weighted average grant date fair value,Granted
Aggregate intrinsic value, Granted	[2]
Number of restricted share unit outstanding, Vested (in Shares)
Weighted average grant date fair value, Vested
Aggregate intrinsic value, Vested	[2]
Number of restricted share unit outstanding, Forfeited (in Shares)		299,922
Weighted average grant date fair value, Forfeited		$ 11.67
Aggregate intrinsic value, Forfeited	[2]	$ 2,900,246
Number of restricted share unit outstanding, Ending Balance (in Shares)
Weighted average grant date fair value, Ending Balance
Aggregate intrinsic value, Ending Balance	[2]

[1]	During the fourth quarter of 2025, there were 999,750 RSU units granted and 699,828 RSU units vested. At January 1, 2026, there were 299,922 RSU units remain unvested, which had been recorded $788,915 as additional paid-in capital-RSU as of December 31, 2025 to amortize the unvested costs for the remaining three tranches.
[2]	The intrinsic value of nonvested restricted share units as of December 31, 2025 was calculated using the Company’s closing market price of $9.67 per share on that date.